FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2006

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY          February 14, 2007
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total:   $ 1,692,329  (thousands)

List of Other Included Managers:          None






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
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                                             FORM 13F INFORMATION TABLE


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    Column 1                       Column 2   Column 3   Column 4       Column 5         Column 6    Column 7         Column 8

                                   Title of    CUSIP      Value    Shares or  SH/ Put/  Investment   Other        Voting Authority
  Name of Issuer                    Class               (x$1000)   Prin. Amt. PRN Call  Discretion   Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
BLACK & DECKER CORP               COM         091797100     84,312    1,054,300 SH         Sole                 1,054,300
CRANE CO                          COM         224399105     21,251      580,000 SH         Sole                   580,000
CVS CORP                          COM         126650100     30,740      994,500 SH         Sole                   994,500
DEL MONTE FOODS CO                COM         24522P103    147,270   13,351,800 SH         Sole                13,351,800
EATON CORP                        COM         278058102    242,958    3,233,400 SH         Sole                 3,233,400
FOOT LOCKER INC                   COM         344849104     20,206      921,400 SH         Sole                   921,400
GOODRICH CORP                     COM         382388106    183,111    4,020,000 SH         Sole                 4,020,000
INGERSOLL-RAND COMPANY LTD        CL A        G4776G101     31,304      800,000 SH         Sole                   800,000
JOY GLOBAL INC                    COM         481165108    168,223    3,480,000 SH         Sole                 3,480,000
KENNEMETAL INC                    COM         489170100     47,645      809,600 SH         Sole                   809,600
LADISH INC                        COM NEW     505754200     16,857      454,607 SH         Sole                   454,607
OSHKOSH TRUCK CORP                COM         688239201     39,704      820,000 SH         Sole                   820,000
OWENS ILL INC                     COM NEW     690768403     33,210    1,800,000 SH         Sole                 1,800,000
DONNELLEY R R & SONS CO           COM         257867101    401,879   11,307,800 SH         Sole                11,307,800
SONOCO PRODS CO                   COM         835495102    165,477    4,347,800 SH         Sole                 4,347,800
TRINITY INDS INC                  COM         896522109     48,224    1,370,000 SH         Sole                 1,370,000
U S G CORP                        COM NEW     903293405      9,957      181,700 SH         Sole                   181,700
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